Short-term loans (Narrative) (Details) - Loans Payable - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term loans
Aggregate principle amount	$ 11	$ 10
Maximum borrowing facility	$ 12	$ 37
Debt instrument, maturity date, description	These loans were all with a maturity of less than one year	These loans were all with a maturity of less than one year
Interest rate (as a percent)		1.13%
Minimum
Short-term loans
Interest rate (as a percent)	0.93%
Maximum
Short-term loans
Interest rate (as a percent)	1.20%